Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
Inventories (stated at the lower of cost or market, cost being determined on a FIFO basis) as of December 31, 2020 and 2019 consist of the following:

	2020	2019
	(in millions)
Raw materials	$1,525	$1,332
Work-in-process	622	612
Finished goods	3,875	5,138
Total Inventories	$6,022	$7,082